CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 42,263	$ 47,661
Restricted cash and short-term deposits	57,143	46,333
Current portion of investment in leased vessel, net	2,490	2,308
Amounts due from related parties	0	5,098
Inventories	2,625	2,702
Other current assets	35,176	29,197
Total Current Assets	139,697	133,299
Non-current Assets
Restricted cash	124,031	135,928
Investment in affiliate	191,012	193,270
Vessels and equipment, net	1,324,202	1,369,665
Vessel under finance lease, net	104,009	108,433
Investment in leased vessel, net	109,939	111,829
Intangible assets, net	43,574	50,409
Other non-current assets	4,742	2,779
Total Assets	2,041,206	2,105,612
Current Liabilities
Current portion of long-term debt	590,217	225,254
Current portion of obligation under finance lease	2,275	1,990
Amounts due to related parties	4,427	0
Other current liabilities	132,141	81,910
Total Current Liabilities	729,060	309,154
Non-current Liabilities
Long-term debt	555,772	991,679
Obligation under finance lease	115,931	120,789
Other non-current liabilities	31,263	31,296
Total Liabilities	1,432,026	1,452,918
Partners' capital:
Common unitholders	345,953	387,631
Preferred unitholders	132,991	132,991
General partner interest	47,981	48,841
Total Partners' capital	526,925	569,463
Non-controlling interests	82,255	83,231
Total Equity	609,180	652,694
Total Liabilities and Equity	$ 2,041,206	$ 2,105,612